Inventories, Net - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Classes of current inventories [abstract]
Inventory impairment losses recognized within cost of sales	$ 6	$ 6	$ 1